Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income (loss)	$ 3,334,043	$ 194,453	$ (5,015,911)
Items not involving cash:
Deferred income tax recovery			(172,433)
Amortization	384,827	277,580	203,980
Write-off of inventory	62,402	26,031	668,383
Write-off of property, plant and equipment		34,438	29,601
Write-off of intangible assets		328,010
Share-based expense	345,498	403,548	469,187
Bad debts (recovery)	(20,206)	(14,689)	82,042
Unrealized foreign exchange loss (gain)	(1,669)	4,257	(115,643)
Cash flows from (used in) operations before changes in working capital	4,104,895	1,253,628	(3,850,794)
Changes in non-cash working capital
Accounts receivable	(580,122)	(556,101)	(97,642)
Income tax receivable			753,223
Prepaid expenses	13,631	73,708	527,897
Inventory	213,283	291,713	567,764
Accounts payable and accrued liabilities	262,725	399,416	582,099
Income tax payable	(395,398)	(254,528)	(112,900)
Changes in non-cash working capital	(485,881)	(45,792)	2,220,441
Cash Provided by (Used in) Operating Activities	3,619,014	1,207,836	(1,630,353)
Investing Activities
Intangible assets			(353,010)
Proceeds from disposition of property, plant and equipment		700	(33,336)
Acquisition of property, plant and equipment	(428,954)	(371,758)
Cash Used in Investing Activities	(428,954)	(371,058)	(386,346)
Financing Activities
Issue of common shares, net of share issue costs		2,500
Lease liability payments	(19,737)
Cash Provided by (Used in) Financing Activities	(19,737)	2,500
Foreign Exchange Effect on Cash	1,669	(4,257)	115,643
Inflow (Outflow) of Cash and Cash Equivalents	3,171,992	835,021	(1,901,056)
Cash and Cash Equivalents, Beginning of Year	1,246,244	411,223	2,312,279
Cash and Cash Equivalents, End of Year	$ 4,418,236	$ 1,246,244	$ 411,223